Accounts Payable - Schedule of Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Trade creditors	$ 3,443	$ 3,299
Accounts payable to shareholders	1,716	1,378
Accounts payable to Board Members	1,387
Accounts payable to other related parties	673
Accounts payable to underwriters, promoters, and employees	901	1,150
Other accounts payable	1,953	1,136
Total accounts payable	$ 10,073	$ 6,963